Details of Matters Relating to Cancellation (Detail)	0 Months Ended
	Mar. 26, 2014	Mar. 26, 2014
Equity, Class of Treasury Stock [Line Items]
Kind of stock to be cancelled	Common stock of TMC
Number of shares to be cancelled		30,000,000
Scheduled date of cancellation	Jun. 30, 2014